Document and Entity Information	12 Months Ended
Mar. 31, 2018 shares
Document and Entity Information
Entity Registrant Name	Yatra Online, Inc.
Entity Central Index Key	0001516899
Document Type	20-F
Document Period End Date	Mar. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	29,077,373
Ordinary shares, Class A non-voting shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	2,392,168
Ordinary shares, Class F
Document and Entity Information
Entity Common Stock, Shares Outstanding	3,159,375